Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	Chartwell Funds
Entity Central Index Key	0001697268
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 03, 2019
Document Effective Date	Sep. 03, 2019
Prospectus Date	Mar. 01, 2019